Acquisitions Pro Forma and Actual Financial Results (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pro Forma and Actual Business Results [Abstract]
Business Acquisition, Pro Forma Revenue	$ 52,089.3	$ 50,282.6
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	9,118.8
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	265.2
Business Acquisition, Pro Forma Net Income (Loss)	$ 2,144.6	$ 2,115.1
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ 5.75	$ 5.39
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ 5.69	$ 5.33